Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN FUNDS MORTGAGE FUND
Entity Central Index Key	0001496998
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
American Funds Mortgage Fund® - Class A [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class A
Trading Symbol	MFAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 6.74% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class A (with sales charge) *	2.75%	(0.46) %	0.86%
American Funds Mortgage Fund — Class A (without sales charge) *	6.74%	0.30%	1.25%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,046,000,000
Holdings Count | Holding	823
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	824.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (p erce nt of net assets) *Includes derivatives.
American Funds Mortgage Fund® - Class R-6 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-6
Trading Symbol	RMAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 7.21% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-6 *	7.21%	0.72%	1.65%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,046,000,000
Holdings Count | Holding	823
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	824.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Mortgage Fund® - Class R-5E [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-5E
Trading Symbol	RMAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 7.03% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Mortgage Fund — Class R-5E 2	7.03%	0.55%	1.36%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.66%
Bloomberg U.S. Mortgage Backed Securities Index 3	7.46%	(0.18) %	1.11%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,046,000,000
Holdings Count | Holding	823
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	824.00%
Additional Fund Statistics [Text Block]
Key
fun
d statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Mortgage Fund® - Class R-5 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-5
Trading Symbol	RMAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 7.02% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-5 *	7.02%	0.66%	1.58%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,046,000,000
Holdings Count | Holding	823
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	824.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Mortgage Fund®`- Class R-2 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-2
Trading Symbol	RMABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 140	1.36%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 5.95% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-2 *	5.95%	(0.40) %	0.50%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,046,000,000
Holdings Count | Holding	823
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	824.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Mortgage Fund® - Class R-2E [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-2E
Trading Symbol	RMBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 109	1.06%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 6.38% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-2E *	6.38%	(0.07) %	0.97%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,046,000,000
Holdings Count | Holding	823
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	824.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Mortgage Fund® - Class R-3 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-3
Trading Symbol	RMACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 6.51% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-3 *	6.51%	0.02%	0.94%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,046,000,000
Holdings Count | Holding	823
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	824.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Mortgage Fund® - Class R-4 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-4
Trading Symbol	RMAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 6.70% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-4 *	6.70%	0.36%	1.29%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,046,000,000
Holdings Count | Holding	823
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	824.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Mortgage Fund® - Class C [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class C
Trading Symbol	MFACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 150	1.46%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 5.85% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class C (with sales charge) *	4.85%	(0.44) %	0.62%
American Funds Mortgage Fund — Class C (without sales charge) *	5.85%	(0.44) %	0.62%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective
July 24, 2024
, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,046,000,000
Holdings Count | Holding	823
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	824.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions )	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Mortgage Fund® - Class T [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class T
Trading Symbol	TFMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 6.89% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Mortgage Fund — Class T (with sales charge) 2	4.27%	0.03%	0.85%
American Funds Mortgage Fund — Class T (without sales charge) 2	6.89%	0.54%	1.19%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.50%
Bloomberg U.S. Mortgage Backed Securities Index 3	7.46%	(0.18) %	0.99%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,046,000,000
Holdings Count | Holding	823
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	824.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Mortgage Fund®`- Class F-1 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class F-1
Trading Symbol	MFAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 6.82% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class F-1 *	6.82%	0.35%	1.27%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,046,000,000
Holdings Count | Holding	823
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	824.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Mortgage Fund® - Class F-2 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class F-2
Trading Symbol	MFAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 6.97% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class F-2 *	6.97%	0.59%	1.54%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,046,000,000
Holdings Count | Holding	823
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	824.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Mortgage Fund® - Class F-3 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class F-3
Trading Symbol	AFFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 7.10% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Mortgage Fund — Class F-3 2	7.10%	0.70%	1.42%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.58%
Bloomberg U.S. Mortgage Backed Securities Index 3	7.46%	(0.18) %	1.08%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,046,000,000
Holdings Count | Holding	823
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	824.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Mortgage Fund® - Class 529-A [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-A
Trading Symbol	CMFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 6.59% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class 529-A (with sales charge) *	2.83%	(0.46) %	0.83%
American Funds Mortgage Fund — Class 529-A (without sales charge) *	6.59%	0.25%	1.19%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results
reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,046,000,000
Holdings Count | Holding	823
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	824.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Mortgage Fund® - Class 529-C [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-C
Trading Symbol	CMFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 154	1.50%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 5.81% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class 529-C (with sales charge) *	4.81%	(0.49) %	0.79%
American Funds Mortgage Fund — Class 529-C (without sales charge) *	5.81%	(0.49) %	0.79%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,046,000,000
Holdings Count | Holding	823
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	824.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Mortgage Fund® - Class 529-E [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-E
Trading Symbol	CMFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 6.43% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class 529-E *	6.43%	0.07%	0.98%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,046,000,000
Holdings Count | Holding	823
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	824.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Mortgage Fund® - Class 529-T [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-T
Trading Symbol	TMFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 6.83% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Mortgage Fund — Class 529-T (with sales charge) 2	4.21%	(0.03) %	0.79%
American Funds Mortgage Fund — Class 529-T (without sales charge) 2	6.83%	0.48%	1.14%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.50%
Bloomberg U.S. Mortgage Backed Securities Index 3	7.46%	(0.18) %	0.99%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,046,000,000
Holdings Count | Holding	823
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	824.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Mortgage Fund® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-F-1
Trading Symbol	CMFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 7.04% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class 529-F-1 *	7.04%	0.54%	1.44%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,046,000,000
Holdings Count | Holding	823
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	824.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Mortgage Fund® - Class 529-F-2 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-F-2
Trading Symbol	FFMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 6.91% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Mortgage Fund — Class 529-F-2 2	6.91%	(0.91) %
Bloomberg U.S. Aggregate Index 3	7.30%	(1.54) %
Bloomberg U.S. Mortgage Backed Securities Index 3	7.46%	(1.34) %
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-2 shares were first offered on
October 30, 2020
.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2023
Net Assets	$ 11,046,000,000
Holdings Count | Holding	823
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	824.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2023. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2024 at
capitalgroup.com/mutual-fund-literature-529F2
or upon request at (800) 421-4225.
The total annual operating expense ratio after expense waiver for Class 529-F-2 shares increased from 0.35% to 0.43% during the reporting period.
The increase was primarily due to an increase in transfer agent fees driven by changes in net assets and the number of shareholder accounts serviced.

Material Fund Change Expenses [Text Block]	The total annual operating expense ratio after expense waiver for Class 529-F-2 shares increased from 0.35% to 0.43% during the reporting period.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F2
American Funds Mortgage Fund® - Class 529-F-3 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-F-3
Trading Symbol	FMMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 7.05% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Mortgage Fund — Class 529-F-3 2	7.05%	(0.81) %
Bloomberg U.S. Aggregate Index 3	7.30%	(1.54) %
Bloomberg U.S. Mortgage Backed Securities Index 3	7.46%	(1.34) %
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,046,000,000
Holdings Count | Holding	823
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	824.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Mortgage Fund® - Class R-1 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-1
Trading Symbol	RMAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 143	1.39%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 6.04% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-1 *	6.04%	(0.43) %	0.54%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,046,000,000
Holdings Count | Holding	823
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	824.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.